Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Maintenance Liability [Line Items]
Accrued maintenance liability at beginning of period	$ 1,750,395	$ 2,190,159
Maintenance payments received	448,516	345,699
Maintenance payments returned	(209,087)	(412,492)
Release to income other than upon sale	(273,146)	(344,210)
Lessor contribution, top ups and other	(30,456)	66,281
Accrued maintenance liability at end of period	2,900,651	1,750,395	$ 2,190,159
Non-cash investing and financing activities
Accrued Maintenance Liability [Line Items]
Release to income upon sale	(20,428)	(95,042)	$ (249,200)
GE Capital Aviation Services
Accrued Maintenance Liability [Line Items]
GECAS Transaction	$ 1,234,857	$ 0